MD&A - Capital management	12 Months Ended
Dec. 31, 2025
MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
An adequate level of common equity
tier 1 (CET1) capital and total
loss-absorbing capacity (TLAC) meeting both
internal assessment and regulatory requirements is a prerequisite for conducting our business activities.
Reconciliation of equity under IFRS Accounting Standards to Swiss SRB common equity tier 1 capital
USD m 31.12.25 31.12.24
Total equity under IFRS Accounting Standards 89,179 94,666
Equity attributable to non-controlling interests (334) (662)
Defined benefit plans, net of tax (945) (822)
Deferred tax assets recognized for tax loss carry-forwards (2,434) (2,288)
Deferred tax assets for unused tax credits (827) (688)
Deferred tax assets on temporary differences, excess over threshold (673)
Goodwill, net of tax
1
(6,292) (6,207)
Intangible assets, net of tax (95) (103)
Expected losses on advanced internal ratings-based portfolio less provisions (903) (569)
Unrealized (gains) / losses from cash flow hedges, net of tax 1,339 2,585
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax 1,728 1,179
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date (65) (62)
Prudential valuation adjustments (148) (167)
Accruals for dividends to shareholders for 2024 (13,000)
Accruals for proposed dividends to shareholders for 2025
2
(9,000)
Threshold 3 deductions (63)
Other (74) (69)
Total common equity tier 1 capital 70,394 73,792
1 Includes
goodwill related
to significant
investments in
financial institutions
of USD
34
m as
of 31
December 2025
(31 December
2024: USD
19
m) presented
on the
balance sheet
line Investments
in associates.
2 Reflects a proposed ordinary
dividend distribution of USD
4.5
bn and the appropriation
of USD
4.5
bn to a special dividend
reserve, both subject
to approval at the
Annual General Meeting in
the second quarter of
2026. The decision
on the distribution of
the special dividend is
intended to be made
at an Extraordinary General
Meeting in the second
half of 2026 and
is subject to UBS
AG meeting its capital
requirements on a
standalone and consolidated level, and the outcome and timing of the implementation of the new regulatory regime in Switzerland.
CET1 capital mainly consists of: share capital; share premium, which primarily consists of additional
paid-in capital
related to
shares issued;
and retained
earnings.
A detailed
reconciliation
of equity
under IFRS
Accounting
Standards
to CET1
capital is provided in
the “Reconciliation of equity under IFRS Accounting Standards to
Swiss SRB common equity tier 1
capital”
table.
CET1 capital decreased by USD 3.4 bn to USD 70.4
bn as of 31 December 2025, mainly as
operating profit before tax of
USD 4.1
bn and foreign
currency translation
gains of USD
3.2
bn were more
than offset by
dividend accruals
of USD
9.0 bn
and current tax expenses of USD 1.2 bn.
Loss-absorbing AT1 capital issued by
the Group and on lent
to UBS AG increased by USD
3.8 bn to USD 19.6 bn, mainly
driven by
new issuances
of AT1
capital instruments
of USD
5.8
bn
and positive
impacts from
interest rate
risk hedge,
foreign currency translation and other
effects. These increases were partly
offset by the call of
USD
3.2 bn equivalent of
AT1 capital instruments.
Total gone concern loss-absorbing
capacity decreased by USD
2.0 bn to USD 90.2 bn as of 31 December 2025 and
largely reflected
USD
90.1
bn of TLAC-eligible
unsecured debt
issued by
the Group and
on lent to
UBS AG.